Fair value measurement - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	$ 168	$ 206
Equity securities available-for-sale	127	156
Loans and receivables:
Other financial assets	117	112
Trade and other receivables, excluding prepayments	477	403
Financial assets	889	877
Financial liabilities
Loans and other borrowings	(2,019)	(1,712)
Loyalty programme liability	(760)	(685)
Trade and other payables	(889)	(881)
Derivatives		(3)
Provisions	(8)	(8)
Financial Liabilities	(3,676)	(3,289)
GBP400m 3.875% bonds 2022 [member]
Financial liabilities
Loans and other borrowings	(538)	(489)
GBP300m 3.75% bonds 2025 [member]
Financial liabilities
Loans and other borrowings	(406)	(370)
GBP350m 2.125% bonds 2026 [member]
Financial liabilities
Loans and other borrowings	(472)	(430)
Finance lease obligations [member]
Financial liabilities
Loans and other borrowings	(231)	(227)
Unsecured bank loans [member]
Financial liabilities
Loans and other borrowings	(262)	(107)
Bank overdrafts [member]
Financial liabilities
Loans and other borrowings	(110)	(89)
Fair value [member]
Financial assets
Cash and cash equivalents	168	206
Equity securities available-for-sale	127	156
Loans and receivables:
Other financial assets	117	112
Trade and other receivables, excluding prepayments	477	403
Financial assets	889	877
Financial liabilities
Loyalty programme liability	(760)	(685)
Trade and other payables	(889)	(881)
Derivatives		(3)
Provisions	(8)	(8)
Financial Liabilities	(3,835)	(3,430)
Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Financial liabilities
Loans and other borrowings	(593)	(541)
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Financial liabilities
Loans and other borrowings	(441)	(408)
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Financial liabilities
Loans and other borrowings	(454)	(411)
Fair value [member] | Finance lease obligations [member]
Financial liabilities
Loans and other borrowings	(318)	(297)
Fair value [member] | Unsecured bank loans [member]
Financial liabilities
Loans and other borrowings	(262)	(107)
Fair value [member] | Bank overdrafts [member]
Financial liabilities
Loans and other borrowings	$ (110)	$ (89)